Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total	$ 745,649	$ 671,690
Less: current installments	60,314	49,684
Less: unamortized deferred loan issuance costs	1,330	1,149
Current portion of long-term debt	58,984	48,535
Amounts due after one year	685,335	622,006
Less: unamortized deferred loan issuance costs	2,673	2,819
Less long-term debt from related parties	25,000
Long-term debt less current installments, Seller's Credit and Seller's Loan and unamortized deferred loan issuance costs	657,662	619,187
220 Million Secured Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total	180,714	196,429
35 Million Revolving Credit Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total	25,000
140 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total	118,125	126,875
117 Million Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total	76,871	81,797
117 Million Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total	78,105	83,033
172.5 Million Loan Facility [Member] | Dan Cisne Dan Sabia [Member]
Debt Instrument [Line Items]
Total	100,539	109,339
77.5 Million Loan Facility [Member] | Ingrid Knutsen [Member]
Debt Instrument [Line Items]
Total	67,652	$ 74,217
74.5 Million Secured Loan Facility [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Total	73,643
25 Million Seller's Credit and Seller's Loan [Member]
Debt Instrument [Line Items]
Less long-term debt from related parties	25,000
25 Million Seller's Credit and Seller's Loan [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Total	$ 25,000